                                     N-14/A
                             Pre-Effective Amendment

     As filed with the Securities and Exchange Commission on August 8, 2001

                     Registration Nos. 333-64152 and 811-4363

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. __1__ [X]
                     Post-Effective Amendment No. _____ [ ]

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                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: August 22, 2001

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-99222 and 811-4363) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

Prospectus and Proxy Statement
August 22, 2001

SHORT-TERM TREASURY FUND

IMPORTANT VOTING INFORMATION INSIDE!

                                [american century logo and text logo (reg. sm)]

                                                   American Century Investments

                          American Century Investments
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

August 22, 2001

Dear American Century Short-Term Treasury Fund Shareholder:

I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, November 16, 2001. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

As a shareholder of the American Century Short-Term Treasury Fund, you are being asked to approve the combination of your fund with the American Century Treasury
Fund.

The reason for the combination is twofold. First, the reorganization will combine funds with substantially similar investment objectives and strategies.
Investors can select one, general-purpose Treasury fund rather than decide between substantially similar funds.

Second, management believes it will be more efficient to have the funds'
portfolio management team focus on a single, larger portfolio of assets than to continue managing very similar, smaller portfolios.

The Board of Trustees of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

Please don't put these materials aside thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A
FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND VOTE YOUR SHARES TODAY. If you
have any questions or need any help in voting your shares, please call us at
1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

To more efficiently handle this proxy solicitation, we have hired Alamo Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ask if you have questions or concerns about the voting process and to assist you with your vote.

Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

Sincerely,
/s/Bill Lyons
William M. Lyons
President

Proxy/Prospectus Statement                                                      1

IMPORTANT INFORMATION YOU SHOULD CONSIDER

The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting. PLEASE
REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

Your Board of Trustees has recommended combining Short-Term Treasury with
Treasury. This combination requires approval of the Short-Term Treasury shareholders. The Special Meeting will be held on Friday, November 16, 2001, at
10:00 a.m. (Central time) at American Century Tower I, 4500 Main Street, Kansas
City, Missouri. Shareholders of record as of the close of business on August 10,
2001, are eligible to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

After reviewing many factors, your Board of Trustees unanimously determined that the reorganization was in the best interests of Short-Term Treasury and its shareholders. The reorganization seeks to improve operational and investment management efficiencies by combining funds with substantially similar investment objectives and investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between smaller funds. Combining these funds also will help eliminate customer confusion regarding which Treasury fund to choose.

HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

Shareholders of Short-Term Treasury are being asked to approve the combination of their fund with Treasury according to the Agreement and Plan of
Reorganization described on page 9. The reorganization will take the form of a transfer of assets by Short-Term Treasury in exchange for shares of Treasury.
Short-Term Treasury will then make a liquidating distribution to its shareholders of the Treasury shares received in the exchange.

WHAT WILL SHAREHOLDERS GET IF THE REORGANIZATION IS APPROVED?

As a result of the liquidating distribution, you will receive shares of Treasury in an amount equal to the value of your Short-Term Treasury shares on the date the combination takes place (probably December 3, 2001). The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization. However, because the net asset value (price per share) of Treasury may be different from the net asset value of
Short-Term Treasury, you may receive a different number of shares than you have.
After the reorganization, you will own shares of Treasury rather than shares of
Short-Term Treasury.

2                                                American Century Investments

WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

After reviewing many factors, your Board of Trustees unanimously determined that the reorganization was in the best interests of Short-Term Treasury and its shareholders. Some of the factors considered include:

*  Operational and investment management efficiencies

*  Streamlining investment options to eliminate customer confusion

*  Combining funds with substantially similar investment objectives, policies, approaches, procedures and portfolio securities

WILL THE EXCHANGE OF SHORT-TERM TREASURY SHARES FOR SHARES OF TREASURY CAUSE
SHAREHOLDERS TO REALIZE INCOME OR CAPITAL GAINS FOR TAX PURPOSES?

No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

HOW DOES THE TOTAL EXPENSE RATIO OF TREASURY COMPARE TO THAT OF SHORT-TERM
TREASURY?

The total expense ratios of the funds are the same.

IS TREASURY RISKIER THAN SHORT-TERM TREASURY?

Slightly. Both funds seek the highest level of current income exempt from state income tax, and seek to maintain safety of capital, by purchasing U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S.
government. The funds differ only in the maturity of the debt securities they purchase. Short-Term Treasury maintains a weighted average portfolio maturity range of 397 days to three years, while Treasury is not limited to a particular weighted average portfolio maturity range (although under normal market conditions, the fund expects to maintain a weighted average maturity of three to ten years). In general, when interest rates rise, the share values of funds with longer weighted portfolio maturities decline further than funds with shorter weighted average portfolio maturities. Treasury's longer weighted average portfolio maturity generally makes the fund more sensitive to interest rate changes and, as a result, Treasury's interest rate risk generally will be higher than Short-Term Treasury's.

IF SHAREHOLDERS SEND THEIR PROXIES IN NOW AS REQUESTED, CAN THEY CHANGE THEIR
VOTE LATER?

Yes! A proxy can be revoked at any time using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person. EVEN IF YOU PLAN TO ATTEND THE MEETING TO VOTE IN PERSON, WE ASK THAT
YOU RETURN THE ENCLOSED PROXY VOTE CARD. DOING SO WILL HELP US ACHIEVE A QUORUM
FOR THE MEETING.

HOW DO SHAREHOLDERS VOTE THEIR SHARES?

We've made it easy for you. You can vote online, by phone, by mail or by fax. To vote online, access the Web site listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by telephone, call the toll-free number listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by mail, complete,

Proxy/Prospectus Statement                                                      3

sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote by fax, send your fax to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your
Board of Trustees and vote it "FOR" the reorganization. You also may vote in person at the meeting on Friday, November 16, 2001.

WHEN AND HOW WILL THE COMBINATION TAKE PLACE?

Subject to receiving shareholder approval, the reorganization is scheduled to take place on December 3, 2001. After the funds have calculated the value of their assets and liabilities on November 30, 2001, Short-Term Treasury will transfer its assets and liabilities to Treasury in exchange for the appropriate number of Treasury shares. Short-Term Treasury will then make a liquidating distribution of those Treasury shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE
VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

WILL THE REORGANIZATION AFFECT THE MANAGEMENT TEAM OFSHORT-TERM TREASURY?

No. American Century Investment Management, Inc., the investment manager for
Short-Term Treasury, also manages the assets of Treasury, and the portfolio management team of Short-Term Treasury also serves as the portfolio management team of Treasury.

HOW WILL THE DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE
RIGHTS CHANGE AS A RESULT OF THE REORGANIZATION?

They won't. Treasury has the same distribution, purchase and exchange policies and procedures as Short-Term Treasury.

WHERE CAN SHAREHOLDERS GET MORE INFORMATION ABOUT THE FUNDS?

A copy of the Treasury Prospectus accompanies this proxy statement. In addition, the Manager's Discussion and Analysis of Fund Performance portion of Treasury's most recent Annual Report to Shareholders is included in this document beginning on page 17. If you would like a copy of the funds' Statement of Additional
Information or most recent annual or semiannual report, please call us at
1-800-331-8331.

4                                                American Century Investments

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                          American Century Investments
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                    TO BE HELD ON FRIDAY, NOVEMBER 16, 2001

To American Century Short-Term Treasury Shareholders:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century Short-Term Treasury Fund, a portfolio of American Century
Government Income Trust ("Short-Term Treasury"), will be held at American
Century Tower I, 4500 Main Street, Kansas City, Missouri on Friday, November 16,
2001, at 10:00 a.m. (Central time) for the following purposes:

ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of
Reorganization and the transactions contemplated thereby, including:

(a)  the transfer of substantially all of the assets and liabilities of
     Short-Term Treasury to the American Century Treasury Fund, another investment portfolio of American Century Government Income Trust ("Treasury"), in
     exchange for shares in Treasury; and

(b)  the distribution of Treasury's shares to the shareholders of Short-Term
     Treasury according to their respective interests.

ITEM 2. To transact such other business as may properly come before the Special
Meeting or any adjournment(s) thereof.

The proposed reorganization, the Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy
Statement.

Shareholders of record as of the close of business on August 10, 2001, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Trustees of American
Century Government Income Trust. Please return your proxy card even if you are planning to attend the Special Meeting. This is important to ensure a quorum at the Special Meeting. Proxies may be revoked at any time before they are exercised using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person.

/s/David Tucker
David C. Tucker
Senior Vice President

August 22, 2001

Proxy/Prospectus Statement                                                     5

COMBINED PROSPECTUS/PROXY STATEMENT

AMERICAN CENTURY GOVERNMENT INCOME TRUST

August 22, 2001

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Trustees of American Century Government
Income Trust on behalf of its Short-Term Treasury Fund ("Short-Term Treasury"),
in connection with a Special Meeting of Shareholders to be held on Friday,
November 16, 2001, at 10:00 a.m. (Central time) at American Century Tower I,
4500 Main Street, Kansas City, Missouri.

At the Special Meeting, shareholders of Short-Term Treasury are being asked to approve the combination of their fund into the American Century Treasury Fund, another series of American Century Government Income Trust ("Treasury").

The funds are diversified, open-end mutual funds that invest in a substantially similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these substantially similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and Exchange
Commission.

This Combined Prospectus/Proxy Statement constitutes the proxy statement of your fund for the Special Meeting of Shareholders and a prospectus for the Treasury shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A
Statement of Additional Information about Treasury, dated August 1, 2001, has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331, or writing to us at
American Century Investments, 4500 Main Street, P. O. Box 419200, Kansas City,
Missouri 64141-6200.

The principal executive offices of Short-Term Treasury and Treasury are located at American Century Investments, 4500 Main Street, P. O. Box 419200, Kansas
City, Missouri 64141-6200. The funds' telephone number is 1-800-345-2021.

The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

6                                                American Century Investments

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Short-Term Treasury, Treasury or anyone affiliated with American Century Investments.

PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING
ONLY AND IS NOT A SHAREHOLDER SEMINAR.

COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS

The following chart is provided to show a comparison of certain key attributes of Short-Term Treasury with Treasury. For additional information about the funds, see the section titled "Information About the Funds" starting on page 12.

                      SHORT-TERM TREASURY     TREASURY
-----------------------------------------------------------------------------------------------
Type of Fund          Short-Term U.S.         Intermediate U.S. Treasury Fund
                      Treasury Fund

Investment Objective  Same as Treasury        Seeks the highest level of current income
                                              exempt from state income tax, while
                                              maintaining safety of capital

Investment Policies   Same as Treasury        Pursues its objective by investing in U.S.
                                              Treasury securities guaranteed by the full faith
                                              and credit pledge of the U.S. government.
                                              Also may invest up to 35% of its total assets
                                              in other securities issued by the U.S.
                                              government and its agencies.

Weighted Average      397 days - 3 years      No Limitation
Portfolio Maturity

Credit Quality        Same as Treasury        AAA

Total Expense Ratio   Same as Treasury        Investor Class            0.51%
                                              Advisor Class             0.76%

Distribution Policy   Same as Treasury        Distributions from net income are declared
                                              daily and paid monthly. Distributions of capital
                                              gains are paid once a year, usually in December.

Purchases and         Same as Treasury        See pages 20-23 of Investor Class Prospectus,
Exchanges                                     pages 19-21 of Advisor Class Prospectus

Redemption Policies   Same as Treasury        See pages 20-23 of Investor Class Prospectus,
                                              pages 19-21 of Advisor Class Prospectus

Investment Advisor    Same as Treasury        American Century Investment Management,
                                              Inc. ("ACIM")

Transfer Agent        Same as Treasury        American Century Services Corporation
                                              ("ACSC")

Distributor           Same as Treasury        American Century Investment Services, Inc.
                                              ("ACIS")

Custodians            Same as Treasury        J.P. Morgan Chase and Co. and Commerce
                                              Bank, N.A.

Independent Auditors  Same as Treasury        PricewaterhouseCoopers LLP

Proxy/Prospectus Statement                                                      7

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

The exchange of Short-Term Treasury shares for Treasury shares in the reorganization will be tax-free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for Treasury shares received in the reorganization will be identical to the aggregate tax basis and holding period for the Short-Term
Treasury shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page 12 of this Combined
Prospectus/Proxy Statement.

RISK FACTORS

Because each of the funds invests in U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government, the primary risk of an investment in the funds is interest rate risk. Funds with longer weighted average maturities generally have a higher potential for income, but they also are more sensitive to interest rate changes. The share values of each fund will decline when interest rates rise, but the share value of the fund with the longer weighted average maturity generally will decline further. Because the weighted average maturity of Treasury may fluctuate, the interest rate risk associated with that fund will be the same as or higher than an investment in
Short-Term Treasury.

TRANSACTION AND OPERATING EXPENSE INFORMATION

The information below compares various shareholder transaction and annual fund operating expenses of Short-Term Treasury as of its most recent fiscal year end
(March 31, 2001) and Treasury as of its most recent fiscal year end (March 31,
2001). After the reorganization, the expense levels of the surviving fund will be the same as those shown for Treasury (Pro Forma).

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  Management    Distribution and          Other         Total Annual Fund
                                  Fee(1)        Service (12b-1) Fees(2)   Expenses(3)   Operating Expenses
-----------------------------------------------------------------------------------------------------------
Short-Term Treasury (Investor )   0.51%         None                      0.00%         0.51%
-----------------------------------------------------------------------------------------------------------
Treasury (Investor)               0.51%         None                      0.00%         0.51%
-----------------------------------------------------------------------------------------------------------
Treasury (Investor Pro Forma)     0.51%         None                      0.00%         0.51%
-----------------------------------------------------------------------------------------------------------
Short-Term Treasury (Advisor)     0.26%         0.50%                     0.00%         0.76%
-----------------------------------------------------------------------------------------------------------
Treasury (Advisor)                0.26%         0.50%                     0.00%         0.76%
-----------------------------------------------------------------------------------------------------------
Treasury (Advisor Pro Forma)      0.26%         0.50%                     0.00%         0.76%

(1) Based on expenses incurred by all classes of the funds during the funds'
    most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.

(3) Other expenses, which include the fees and expenses of the funds'
    independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

8                                                American Century Investments

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                    1 year    3 years     5 years     10 years
-------------------------------------------------------------------------------
Short-Term Treasury (Investor)      $52       $163        $285        $640
-------------------------------------------------------------------------------
Treasury (Investor)                 $52       $163        $285        $640
-------------------------------------------------------------------------------
Treasury (Investor Pro Forma)       $52       $163        $285        $640
-------------------------------------------------------------------------------
Short-Term Treasury (Advisor)       $78       $242        $422        $939
-------------------------------------------------------------------------------
Treasury (Advisor)                  $78       $242        $422        $939
-------------------------------------------------------------------------------
Treasury (Advisor Pro Forma)        $78       $242        $422        $939

ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

Subject to receipt of shareholder approval, the reorganization will be carried out according to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the
"Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on November 30, 2001, but before (or as of)
the opening of business on December 3, 2001. However, the Agreement gives the officers of the funds the flexibility to choose another date.

EXCHANGE OF ASSETS. After the close of business on November 30, 2001, the funds will determine the value of their assets and liabilities in the same manner as described on page 24 of the Treasury Investor Class Prospectus or page 22 of the
Treasury Advisor Class Prospectus. The assets and liabilities of Short-Term
Treasury will then be transferred to Treasury in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

LIQUIDATING DISTRIBUTIONS AND TERMINATION OF SHORT-TERM TREASURY. Immediately
after the exchange of its assets for the Treasury shares, Short-Term Treasury will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of
Short-Term Treasury will be redeemed and canceled and its stock books closed. As a result, Short-Term Treasury shareholders will become shareholders of Treasury.

[LEFT MARGIN]

[GRAPHIC OF POINTING FINGER]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Proxy/Prospectus Statement                                                      9

SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of
Short-Term Treasury shareholders.

REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Short-Term Treasury to Treasury concerning Short-Term
Treasury's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions include (i) that
Short-Term Treasury shareholders approve the proposed reorganization, (ii) that all representations of the funds be true in all material respects, (iii) receipt of the tax opinion described on page 12 below under the caption "Federal Income
Tax Consequences," and (iv) such other matters as are customary in a reorganization of this type.

TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of the failure by the other fund to meet one of its conditions to closing, or by mutual consent.

GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of Treasury and Short-Term
Treasury.

DESCRIPTION OF THE SECURITIES OF TREASURY

Treasury is a series of shares offered by American Century Government Income
Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

American Century Government Income Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a
Board of Directors. The function of a Board of Trustees is the same as the function of a Board of Directors.

Like Short-Term Treasury, Treasury currently offers two classes of shares, the
Investor Class and the Advisor Class, although it may offer additional classes in the future. The Investor Class of shares of Treasury has no up-front charges, commissions or 12b-1 fees. The Advisor Class of shares has no up-front fees, charges or commissions, but carries a 0.50% 12b-1 fee to pay for shareholder services and distribution costs.

Your Board of Trustees believes there are no material differences between the rights of a Short-Term Treasury shareholder and the rights of a Treasury shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

10                                                American Century Investments

Unless required by the Investment Company Act of 1940, it is not necessary for
Treasury to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors.
However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual  fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes and has advised the Board of Trustees that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American
Century family of funds. Consolidation plans are proposed for other American
Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

ACIM recommended to the Board of Trustees that, among other reasons, because the current market demand for Treasury funds is generally weak and Short-Term
Treasury and Treasury are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies.
As part of its analysis, the Board of Trustees recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the Reorganization is completed. The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The Board of Trustees reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds;
the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the Reorganization. The Board of
Trustees also noted that the same portfolio management team manages both funds.
During the course of its deliberations, the Board of Trustees noted that the expenses of the Reorganization will be borne by ACIM.

The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of Short-Term Treasury, and that no dilution of value would result to the shareholders of the funds from the Reorganization. The Board of
Trustees, including those who are not "interested persons" (as defined in the
1940 Act), approved the Plan and recommended that shareholders of Short-Term
Treasury vote to approve the Reorganization.

Proxy/Prospectus Statement                                                     11

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
FOR THE PLAN.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Short-Term Treasury or Treasury, (ii) your basis in the Treasury shares that you receive will be the same in the aggregate as your basis in the Short-Term Treasury shares held by you immediately prior to the reorganization, and (iii) your holding period for the Treasury shares will include your holding period for your Short-Term Treasury shares.

We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning potential tax consequences.

The Agreement and Plan of Reorganization provides that Short-Term Treasury will declare and pay dividends prior to the reorganization which, together with all previous dividends, are intended to have the effect of distributing to the
Short-Term Treasury shareholders all undistributed ordinary income and net realized capital gains earned up to and including the Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences to Short-Term Treasury.
The distributions generally will be taxable to shareholders to the extent ordinary income and capital gains distributions are taxable to such shareholders.

CAPITALIZATION (unaudited)
                                                 Short-Term     Treasury
As of March 31, 2001           Treasury          Treasury       Pro Forma Combined
----------------------------------------------------------------------------------
Investor Class
  Net Assets                   $391,305,724      $64,988,835    $456,294,559
  Shares Outstanding             36,372,557        6,546,921      42,414,465
  Net Asset Value Per Share          $10.76            $9.93          $10.76
----------------------------------------------------------------------------------
Advisor Class
  Net Assets                     $9,897,967      $13,882,861     $23,780,828
  Shares Outstanding                920,033        1,398,547       2,210,700
  Net Asset Value Per Share          $10.76            $9.93          $10.76

INFORMATION ABOUT THE FUNDS

Complete information about Treasury and Short-Term Treasury is contained in their Prospectus. The Prospectus for both Treasury and Short-Term Treasury dated
August 1, 2001, is included with this Prospectus/Proxy Statement. The content of the Prospectus is incorporated into this document by reference. Below is a list of types of information about Treasury and Short-Term Treasury and the pages in the Prospectus where the information can be found.

12                                                American Century Investments

INFORMATION ABOUT THE
FOLLOWING ITEMS                      CAN BE FOUND ON THE FOLLOWING PAGES
---------------------------------------------------------------------------------------
                                     Short-Term    Short-Term
                                     Treasury      Treasury      Treasury     Treasury
                                     Investor      Advisor       Investor     Advisor
                                     Class         Class         Class        Class
---------------------------------------------------------------------------------------
An Overview of the Funds             2             2             2            2
Fees and Expenses                    9             8             9            8
Objectives, Strategies and Risks     11            10            11           10
Management                           17-19         16-18         17-19        16-18
Investing with American Century      20-23         19-21         20-23        19-21
Share Price and Distributions        24-25         22            24-25        22
Taxes                                26-27         23-24         26-27        23-24
Multiple Class Information           28            25            28           25
Financial Highlights                 29, 32        26, 28        29, 34       26, 30

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information dated August 1, 2001, and the investment objectives of Treasury may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of Short-Term Treasury.
Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American Century Investment
Management, Inc. has hired Alamo Direct to act as proxy solicitor for the reorganization. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at
1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

VOTING AND REVOCATION OF PROXIES

The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online by accessing the website listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). You also may vote by telephone by calling the toll-free number listed on your proxy card. In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation

Proxy/Prospectus Statement                                                     13

efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us.
If you simply sign the card and return it, we will follow the recommendation of the Board of Trustees and vote "FOR" the reorganization.

Any shareholder giving a proxy may revoke it at any time before it is exercised using any of the voting procedures described on the proxy vote card or by attending the meeting and voting in person.

RECORD DATE

Only Short-Term Treasury shareholders of record at the close of business on
August 10, 2001, will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on July 13, 2001 is:

   Short-Term Treasury       109,758,490

Because the record date is August 10, 2001, the total number of votes at the meeting may be different.

QUORUM

A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
40% of the outstanding shares of Short-Term Treasury entitled to vote at the meeting. Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for the purposes of determining the existence of a quorum for the transaction of business.  If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of Short-Term Treasury present at the Special
Meeting in person or by proxy in accordance with the provisions of its Agreement and Declaration of Trust and the requirements of the Investment Company Act of
1940. The term "majority of the outstanding shares" means more than 50% of its outstanding shares present at the meeting in person or by proxy.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

14                                                American Century Investments

Approval of the reorganization by shareholders of Treasury is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

The cost of the proxy solicitation and Special Meeting will be borne by American
Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

The following tables list, as of July 13, 2001, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Short-Term Treasury or
Treasury. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds as of July 13, 2001. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                     Number of       Percent of    Percent Owned After
Shareholder Name and Address         Shares Owned    Ownership     Reorganization
---------------------------------------------------------------------------------------
SHORT-TERM TREASURY
 INVESTOR

 National Financial Services Corp.   2,434,463       28%           5%
 New York, New York

 Charles Schwab & Co.                1,185,903       14%           3%
 San Francisco, California

 ADVISOR

 National Financial Services LLC     2,081,064       92%          67%
 New York, New York

 Charles Schwab & Co.                  135,960        6%           4%
 San Francisco, California
--------------------------------------------------------------------------------
TREASURY
 INVESTOR

 Charles Schwab & Co.                5,124,098       14%          11%
 San Francisco, California

 National Financial Services Corp.   3,655,990       10%           8%
 New York, New York

 ADVISOR

 Charles Schwab & Co.                  663,376       67%          21%
 San Francisco, California

 Blush & Co.                           142,990       14%           5%
 New York, New York

As of July 13, 2001, the trustees and officers of the issuer of Short-Term
Treasury and Treasury, as a group, owned less than 1% of the outstanding shares of Short-Term Treasury and Treasury.

APPRAISAL RIGHTS

Shareholders of Short-Term Treasury are not entitled to any rights of share appraisal under its Agreement and Declaration of Trust, or under the laws of the
State of Massachusetts.

Proxy/Prospectus Statement                                                     15

Shareholders have, however, the right to redeem their Short-Term Treasury shares until the reorganization. Thereafter, shareholders may redeem the Treasury shares they received in the reorganization at Treasury's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

Treasury does not intend to hold annual meetings of shareholders. Shareholders of Treasury have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American
Century Government Income Trust will assist in shareholder communications on such matters.

Short-Term Treasury does not intend to hold an annual meeting of shareholders this year for the election of trustees or the ratification of the appointment of auditors.

ADDITIONAL INFORMATION

Information about Short-Term Treasury and Treasury is incorporated into this document by reference from their Prospectus and Statement of Additional
Information, each dated August 1, 2001. A copy of the Prospectus accompanies this document, and a copy of the Statement of Additional Information or the funds' most recent annual and semiannual reports may be obtained without charge by calling us at 1-800-331-8331.

Reports and other information filed by Short-Term Treasury and Treasury may be inspected and copied at the Public Reference Facilities maintained by the SEC at
450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C.
20549, at prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

LITIGATION

Neither Short-Term Treasury nor Treasury is involved in any litigation or proceeding.

OTHER BUSINESS

The Board of Trustees is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the trustees' intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

16                                                American Century Investments

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN IT IN
THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO
ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE - TREASURY

The following are excerpts of management's discussion of fund performance from the Annual Report of Intermediate-Term Treasury dated March 31, 2001. Effective
August 1, 2001, the name of the Intermediate-Term Treasury fund was changed to
Treasury. All references to the Intermediate-Term Treasury fund in the following excerpts have been changed to the Treasury fund. For a complete copy of the report, please call us at 1-800-331-8331.

REPORT HIGHLIGHTS

*  Treasury performed very well, rewarding investors with a strong return that also outpaced the fund's Lipper category average.

*  While the bond rally was in full swing, we began selling our shortest-term
   Treasurys and used the proceeds to pick up three- to five-year Treasurys, which looked more attractive.

*  Strategically adjusting the portfolio's exposure to government agency bonds also helped boost the fund's yield and return.

*  Treasury appears well positioned for the current environment, so we don't anticipate making any major changes for now.

TREASURY(1)

Total Returns:          AS OF 3/31/01
6 Months                      8.13%(2)
1 Year                         13.17%
30-Day SEC Yield:               4.34%
Net Assets:          $401.2 Million(3)
Inception Date:               5/16/80
Ticker Symbol:                  CPTNX

(1) Investor Class.

(2) Not annualized.

(3) Includes Investor and Advisor classes.

Proxy/Prospectus Statement                                                   17

OUR MESSAGE TO YOU

Economic and financial market conditions have changed dramatically since our last annual report to you. A year ago, a booming economy, inflation fears, and rising interest rates had created a difficult environment for U.S. bonds.

By contrast, conditions became almost ideal for investment-grade bonds during the year ended March 31, 2001. Higher interest rates a year ago slowed the economy dramatically, particularly the technology and manufacturing sectors.
Bonds rallied strongly as stock prices and interest rates fell.

The rally boosted American Century's Short- and Long-Term Treasury and Treasury
funds to fiscal year total returns that were significantly above their historical averages. The funds' investment team reviews economic and market conditions as well as strategy and performance below.

The sudden change in the financial climate also reminded investors about the value of diversification. Risk reduction was easy to ignore during the extended stock rally from 1995 to 2000 but last year reminded everyone that downturns still occur. Investors who are sensitive to overall portfolio volatility should keep some fixed-income securities in their portfolios to absorb the shocks that changing economic conditions can bring.

Turning to corporate matters, we're proud to announce that for the second consecutive year, American Century's fund performance reports, like this one, earned the Communications Seal from DALBAR, Inc., an independent financial services research firm. The Seal recognizes communications excellence in the industry.

What's more, American Century made Fortune Magazine's list of the "100 Best
Companies to Work for in America" for the second year in a row. This is important for us because we think it demonstrates our commitment to attract and retain the best people to serve our shareholders. We believe that ultimately our success, and that of our investors, is based on the quality of our "intellectual capital" - the collective wisdom of our investment and service professionals.

As always, we appreciate your continued confidence in American Century.

Sincerely,
/s/James E. Stowers, Jr                 /s/James E. Stowers III
James E. Stowers, Jr.                   James E. Stowers III
Chairman of the Board and Founder       Co-Chairman of the Board

18                                               American Century Investments

PERFORMANCE & PORTFOLIO INFORMATION

Effective August 8, 2001, the name of Intermediate-Term Treasury was changed to
Treasury.

TOTAL RETURNS AS OF MARCH 31, 2001

                                INVESTOR CLASS (INCEPTION 5/16/80)                    ADVISOR CLASS (INCEPTION 10/9/97)
                                 SALOMON                                                                    SALOMON
          INTERMEDIATE-TERM   3- TO 10-YEAR    INTERMEDIATE U.S. TREASURY FUNDS(2)   INTERMEDIATE-TERM   3- TO 10- YEAR
              TREASURY        TREASURY INDEX    AVERAGE RETURN   FUND'S RANKING          TREASURY        TREASURY INDEX
========================================================================================================================
6 MONTHS(1)     8.13%             8.34%             7.85%              --                  8.00%              8.34%
1 YEAR         13.17%            13.58%            12.52%          3 OUT OF 10            12.89%             13.58%
========================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         6.82%             7.43%             6.48%          3 OUT OF 9              6.55%              7.43%
5 YEARS         7.08%             7.62%             6.93%          3 OUT OF 6               --                 --
10 YEARS        7.11%             7.62%             7.09%          3 OUT OF 4               --                 --
LIFE OF FUND    8.52%             9.47%(3)          8.55%(3)       1 OUT OF 1(3)           6.80%             7.69%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 5/31/80, the date nearest the class's inception for which data are available.

(4) Index data since 9/30/97, the date nearest the class's inception for which data are available.

[mountain graph - data below]

GROWTH OF $10,000 OVER 10 YEARS
Value on 3/31/01
Salomon 3- to 10-Year
   Treasury Index                 $20,848
Intermediate-Term Treasury        $19,878

                  Intermediate-Term      Salomon 3- to 10-Year
                      Treasury              Treasury Index
DATE                   VALUE                    VALUE
3/31/1991             $10,000                  $10,000
3/31/1992             $10,992                  $11,049
3/31/1993             $12,350                  $12,391
3/31/1994             $12,577                  $12,682
3/31/1995             $13,022                  $13,229
3/31/1996             $14,118                  $14,443
3/31/1997             $14,690                  $15,074
3/31/1998             $16,312                  $16,815
3/31/1999             $17,305                  $18,009
3/31/2000             $17,567                  $18,356
3/31/2001             $19,878                  $20,848

$10,000 investment made 3/31/91

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Salomon 3- to 10-Year Treasury Index is provided for comparison in each graph.
Intermediate-Term Treasury's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graphs are based on Investor Class shares only;
performance for other classes will vary due to differences in fee structures
(see the Total Returns table above). Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

[bar graph - data below]

ONE-YEAR RETURNS OVER 10 YEARS (PERIODS ENDED MARCH 31)

                  Intermediate-Term      Salomon 3- to 10-Year
                      Treasury              Treasury Index
DATE                   RETURN                  RETURN
3/31/1992               9.92%                  10.49%
3/31/1993              12.35%                  12.15%
3/31/1994               1.84%                   2.32%
3/31/1995               3.54%                   4.30%
3/31/1996               8.42%                   9.18%
3/31/1997               4.05%                   4.37%
3/31/1998              11.04%                  11.55%
3/31/1999               6.09%                   7.10%
3/31/2000               1.51%                   1.93%
3/31/2001              13.17%                  13.58%

Proxy/Prospectus Statement                                                 19

YIELDS AS OF MARCH 31, 2001          PORTFOLIO AT A GLANCE
           INVESTOR    ADVISOR                            3/31/01    3/31/00
             CLASS      CLASS        Number of Securities     20         18
30-Day                               Weighted Average
SEC Yield    4.34%      4.09%           Maturity            6.2 yrs      6.3 yrs
                                     Average Duration       5.0 yrs      4.7 yrs
                                     Expense Ratio           0.51%       0.51%
                                        (for Investor Class)

The funds are neither insured nor guaranteed by the U.S. government.

MANAGEMENT Q&A

An interview with Bob Gahagan, a portfolio manager on the Treasury fund investment team.

HOW DID THE FUND PERFORM DURING THE YEAR ENDED MARCH 31, 2001?

Treasury performed very well, rewarding investors with a strong return that also outpaced the fund's Lipper category average. The fund returned 13.17%, compared with the 12.52% average return of the 10 "Intermediate U.S. Treasury Funds"
tracked by Lipper Inc.* The portfolio's benchmark, the Salomon Brothers 3- to
10-Year Treasury Index, returned 13.58%.

WHY DID TREASURY PERFORM SO WELL?

There were a few key reasons: our bond maturity choices, our sector shifts, and how we managed the fund's interest rate sensitivity.

LET'S ADDRESS THOSE POINTS ONE AT A TIME. WHAT MADE YOUR BOND  MATURITY PICKS
WORK?

We were basically in the right places at the right times. During the fourth quarter of last year, Treasurys with maturities less than three years were a mainstay of the portfolio. They appeared poised to outperform intermediate- and longer-term maturities if economic growth slowed further and interest rates fell.

That scenario began to play out toward the end of last year. So while the bond rally was in full swing and short-term yields were falling the fastest, we began selling into that strength. We used the proceeds to pick up three- to five-year
Treasurys because they seemed like relatively better values.

In contrast, we generally kept our government agency bond exposure in the three-
to five-year maturity area throughout the last six months. We thought those securities offered more value than shorter- or longer-term agencys.

WHAT ABOUT YOUR SECTOR SHIFTS - WHAT STRATEGIES DID YOU EMPLOY?

We adjusted the portfolio's mix of Treasurys and agencys as opportunities arose, boosting the fund's yield and return. For example, government agency bonds represented roughly 25% of the portfolio in early December. With Treasurys rallying so sharply, we felt that agencys were undervalued and had definite yield advantages compared with Treasurys with similar maturities.

* All fund returns and yields referred to in this interview are for Investor
    Class shares.

20                                                 American Century Investments

During the first quarter of 2001, other investors saw that value and snapped up agency bonds, just as we'd hoped they would. In fact, we thought that some of the bonds became overbought and overvalued during the rally.

As a result, we sold into that strength, reducing the portfolio's agency holdings to just 5% by the end of January. We've kept fairly close to that level since.

AND WHAT ABOUT YOUR MANAGEMENT OF THE PORTFOLIO'S INTEREST RATE SENSITIVITY
(DURATION)?

Treasury benefited from a slightly longer duration during the first quarter. The longer a fund's duration, the more its price will move when rates change. As interest rates fell and bond prices generally rose, the rally boosted the fund's returns.

SHIFTING GEARS, WHAT'S YOUR OUTLOOK FOR INTEREST RATES AND BONDS?

As we entered the second quarter of 2001, the Federal Reserve appeared to have faith in the resiliency of consumers and the U.S. economy, but doubts about corporate health and the well-being of the global economy. So we think the Fed will cut short-term interest rates again before the end of June.

But even if the Fed cuts rates, we think it will be difficult for all but the shortest-term Treasury yields to fall much further. Bond yields have fallen far and fast in the past year, and additional Fed rate cuts have already been priced into the market.

SO, WHAT ARE YOUR PLANS FOR THE PORTFOLIO?

We don't anticipate making any further adjustments for market conditions for now.

BUT YOU'RE PLANNING OTHER CHANGES - PLEASE EXPLAIN THE PROSPECTUS  SUPPLEMENT
INCLUDED WITH THIS REPORT.

The supplement updates the fund's prospectus to reflect two changes:

First, effective August 1, 2001, we will remove all restrictions on the fund's weighted average maturity - the fund can invest in the full spectrum of U.S.
Treasury securities, across all maturities.

Second, reflecting the average maturity change, the fund will be renamed
"American Century Treasury," effective August 1, 2001.

HOW WILL THIS AFFECT YOUR INVESTMENT STRATEGY?

It will give us more flexibility, but investors aren't likely to notice big differences in fund strategy or performance. Optimal Treasury yields and returns relative to risk (price volatility) still tend to be found in the intermediate-term maturity area (3-10 years). The changes just free us to look for the best relative values, yields, and appreciation potential throughout the
Treasury market. We'll still use the same disciplined investment approach, but now we can apply it more broadly.

Proxy/Prospectus Statement                                                     21

WHAT ARE THE REASONS FOR MAKING THESE CHANGES?

The most important is to help make choosing a Treasury fund easier for investors. People who know they want the high quality and portfolio diversification potential of Treasury securities but aren't sure what maturity to choose will be able to invest in a "core" Treasury fund where we make the maturity decisions for them, based on where we see the best investment opportunities.

PORTFOLIO COMPOSITION BY SECURITY TYPE
(as of 3/31/01)

Treasury Notes and Bonds                95%
Agency Notes                             4%
Temporary Cash Investments               1%

PORTFOLIO COMPOSITION BY SECURITY TYPE
(as of 9/30/00)

Treasury Notes and Bonds                77%
Agency Notes                            17%
Treasury Inflation-Indexed Notes         5%
Temporary Cash Investments               1%

22                                                American Century Investments

Notes

Proxy/Prospectus Statement                                                    23

SH-BKT-26482   0108

PART B

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      Statement of Additional Information

2001 Special Meeting of Shareholders of American Century Government Income Trust

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated August
22, 2001 for the Special Meeting of Shareholders to be held on November 16,
2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy
Statement/Prospectus.

     Further information about Treasury and Short-Term Treasury is contained in and incorporated herein by reference to their Statement of Additional Information dated August 1, 2001. The audited financial statements and related independent accountant's report for Treasury and Short-Term Treasury contained in their
Annual Report dated March 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is August 22, 2001.

TABLE OF CONTENTS
General Information
Pro Forma Financial Statements

GENERAL INFORMATION

     The shareholders of Short-Term Treasury are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization
Agreement") dated as of August 8, 2001 FOR AMERICAN CENTURY GOVERNMENT INCOME
TRUST and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of
Short-Term Treasury to Treasury in exchange for full and fractional shares representing interests in Treasury. The shares issued by Treasury will have an aggregate net asset value equal to the aggregate net asset value of the shares of Short-Term Treasury that are outstanding immediately before the effective time of the Reorganization.

     Following the exchange, Short-Term Treasury will make a liquidating distribution to its shareholders of the Treasury shares received in the exchange. Each shareholder owning shares of Short-Term Treasury at the Effective
Time of the reorganization will receive shares of Treasury of equal value, plus the right to receive any unpaid dividends that were declared before the
Effective Time of the Reorganization on the Short-Term Treasury shares exchanged.

    The Special Meeting of Shareholders to consider the Reorganization Agreement and the related transactions will be held at 10:00 a.m. Central time on November
16, 2001 at American Century Tower I, 4500 Main Street, Kansas City, Missouri.
For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining
American Century Short-Term Treasury Fund and
American Century Treasury Fund

Intermediate-Term Treasury (Fund 1) / Short-Term Treasury (Fund 2)
Proforma Combined Schedule of Portfolio Investments                                       March 31, 2001
(Unaudited)
                               Proforma
     Fund 1       Fund 2       Combined                                                           Proforma
   Shares or     Shares or     Shares or                              Fund 1         Fund 2       Combined
   Principal     Principal     Principal                              Market         Market        Market
     Amount       Amount        Amount      Security Description      Value          Value         Value
------------  -------------   -----------   --------------------  --------------  ------------  ------------
U.S. TREASURY SECURITIES  (93.4%)
                $ 5,000,000   $ 5,000,000   U.S. Treasury Bonds,                   $ 5,645,900   $ 5,645,900
                                            10.750%, 5/15/03
                  1,800,000     1,800,000   U.S. Treasury Bonds,                     2,071,969     2,071,969
                                            11.125%, 8/15/03
   10,000,000                  10,000,000   U.S. Treasury Bonds,     15,667,192                   15,667,192
                                            11.250%, 2/15/15
    7,000,000     2,700,000     9,700,000   U.S. Treasury Notes,      6,984,418      2,693,990     9,678,408
                                            4.250%, 11/15/03
   17,300,000                  17,300,000   U.S. Treasury Notes,     17,108,091                   17,108,091
                                            4.750%, 11/15/08
   15,000,000                  15,000,000   U.S. Treasury Notes,     15,086,730                   15,086,730
                                            5.000%, 2/15/11
                  4,800,000     4,800,000   U.S. Treasury Notes,                     4,914,283     4,914,283
                                            5.250%, 5/15/04
                  5,000,000     5,000,000   U.S. Treasury Notes,                     5,109,345     5,109,345
                                            5.500%, 1/31/03
   23,000,000                  23,000,000   U.S. Treasury Notes,     23,861,511                  23,861,511
                                            5.500%, 2/15/08
   32,600,000                  32,600,000   U.S. Treasury Notes,     33,768,221                  33,768,221
                                            5.500%, 5/15/09
   20,000,000                  20,000,000   U.S. Treasury Notes,     20,887,580                  20,887,580
                                            5.625%, 5/15/08
                  9,900,000     9,900,000   U.S. Treasury Notes,                    10,225,323   10,225,323
                                            5.750%, 8/15/03
    4,500,000                   4,500,000   U.S. Treasury Notes,      4,701,056                   4,701,056
                                            5.875%, 11/15/04
   15,800,000                  15,800,000   U.S. Treasury Notes,     16,629,152                  16,629,152
                                            5.875%, 11/15/05
                  3,300,000     3,300,000   U.S. Treasury Notes,                     3,381,424    3,381,424
                                            5.875%, 9/30/02
   17,000,000                  17,000,000   U.S. Treasury Notes,     17,802,077                  17,802,077
                                            6.000%, 8/15/04
   24,000,000                  24,000,000   U.S. Treasury Notes,     25,645,320                  25,645,320
                                            6.000%, 8/15/09
   20,000,000                  20,000,000   U.S. Treasury Notes,     21,420,320                  21,420,320
                                            6.125%, 8/15/07
                   5,000,000    5,000,000   U.S. Treasury Notes,                     5,178,380    5,178,380
                                            6.250%, 2/15/03
                   4,100,000    4,100,000   U.S. Treasury Notes,                     4,215,891    4,215,891
                                            6.250%, 8/31/02
   24,000,000                  24,000,000   U.S. Treasury Notes,      26,528,712                 26,528,712
                                            6.500%, 2/15/10
                   2,100,000    2,100,000   U.S. Treasury Notes,                     2,143,657    2,143,657
                                            6.500%, 2/28/02
   39,800,000                  39,800,000   U.S. Treasury Notes,      42,783,289                 42,783,289
                                            6.500%, 8/15/05
                   3,500,000    3,500,000   U.S. Treasury Notes,                     3,530,961    3,530,961
                                            6.500%, 8/31/01
                   5,500,000    5,500,000   U.S. Treasury Notes,                     5,632,138    5,632,138
                                            6.625%, 3/31/02
                   3,500,000    3,500,000   U.S. Treasury Notes,                     3,597,801    3,597,801
                                            6.625%, 5/31/02
                   2,000,000    2,000,000   U.S. Treasury Notes,                     2,162,464    2,162,464
                                            6.750%, 5/15/05
   13,200,000                  13,200,000   U.S. Treasury Notes,      14,527,273                 14,527,273
                                            6.875%, 5/15/06
   17,000,000                  17,000,000   U.S. Treasury Notes,      18,824,253                 18,824,253
                                            7.000%, 7/15/06
   16,000,000                  16,000,000   U.S. Treasury Notes,      17,291,936                 17,291,936
                                            7.250%, 5/15/04
   36,400,000                  36,400,000   U.S. Treasury Notes,      40,170,749                 40,170,749
                                            7.500%, 2/15/05
                   3,200,000    3,200,000   U.S. Treasury Notes,                     3,213,376    3,213,376
                                            8.000%, 5/15/01
                                                                   -------------  ------------ ------------
Total U.S. TREASURY SECURITIES (Combined Cost $425,108,154)          379,687,880    63,716,902  443,404,782
                                                                   -------------  ------------ ------------
U.S. GOVERNMENT AGENCY SECURITIES  (5.5%)
                   2,000,000    2,000,000   FHLB, 5.125%, 1/13/03                    2,018,300     2,018,300
                   1,500,000    1,500,000   FHLB, 6.000%, 11/15/01                   1,513,946     1,513,946
                   2,800,000    2,800,000   FHLB, 6.250%, 11/15/02                   2,872,929     2,872,929
   13,600,000                  13,600,000   FHLB, 6.875%, 8/15/05     14,486,298                  14,486,298
                   5,000,000    5,000,000   FHLMC, 7.000%, 2/15/03                   5,213,199     5,213,199
                                                                    -------------  ------------ ------------

Total U.S. GOVERNMENT AGENCY SECURITIES
  (Combined Cost $25,156,642)                                         14,486,298    11,618,374    26,104,672
                                                                    -------------  ------------ ------------

TEMPORARY CASH INVESTMENTS  (1.1%)
   3,100,000       2,200,000    5,300,000   SLMA Discount Notes,       3,100,000     2,200,000     5,300,000
                                            5.130%, 4/02/01 (1)
                                                                    -------------  ------------ ------------

Total TEMPORARY CASH INVESTMENTS (Combined Cost $5,299,247)            3,100,000     2,200,000     5,300,000
                                                                    -------------  ------------ ------------

Total Investment Securities
(Combined Cost $455,564,043)  - 100.0%                              $397,274,178   $77,535,276  $474,809,454
                                                                    =============  ============ ============

Percentages indicated are based on combined investment securities of $474,809,454.

FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
SLMA = Student Loan Marketing Association
(1)  Rate indicated is the yield to maturity at purchase.

Intermediate-Term Treasury
Short-Term Treasury
Pro Forma Combining Statement of Assets and Liabilities

MARCH 31, 2001 (UNAUDITED)
                                                                                              Pro Forma
                                         Intermediate-Term   Short-Term                       Combining
                                              Treasury        Treasury       Adjustments       (Note 1)
                                         ----------------- -------------   --------------   --------------
ASSETS
Investment securities, at value
(identified cost of $379,226,603,
$76,337,440 and $455,564,043
respectively)                               $397,274,178     $77,535,276                     $474,809,454
Cash                                              64,914          43,764                          108,678
Receivable for capital shares sold               407,166         104,989                          512,155
Interest receivable                            4,831,066       1,248,777                        6,079,843
                                           --------------   -------------   --------------  --------------
                                             402,577,324      78,932,806                -     481,510,130
                                           --------------   -------------   --------------  --------------
LIABILITIES
Payable for Capital shares redeemed            1,049,317               -                        1,049,317
Accrued management fees                          165,689          29,866                          195,555
Distribution fees payable                          1,908           1,717                            3,625
Service fees payable                               1,908           1,717                            3,625
Dividends payable                                154,087          27,670                          181,757
Payable for trustees' fees and expenses              590             113                              703
Accrued expenses and other liabilities               134              27                              161
                                           --------------   -------------   --------------  --------------
                                               1,373,633          61,110                -       1,434,743
                                           --------------   -------------   --------------  --------------

Net Assets                                  $401,203,691     $78,871,696                -    $480,075,387
                                           ==============   =============   ==============  ==============
NET ASSETS CONSIST OF:
Capital paid in                             $398,148,702     $78,305,394                      476,454,096
Accumulated net realized loss
on investment transactions                   (14,992,586)       (631,534)                     (15,624,120)
Net unrealized appreciation
on investments                                18,047,575       1,197,836                       19,245,411
                                           --------------   -------------   --------------  --------------
                                            $401,203,691     $78,871,696                -    $480,075,387
                                           ==============   =============   ==============  ==============

Investor Class
Net assets                                  $391,305,724     $64,988,835                     $456,294,559
Shares outstanding                            36,372,557       6,546,921     (505,013)(a)      42,414,465
Net asset value per share                         $10.76           $9.93                -          $10.76

Advisor Class
Net assets                                    $9,897,967     $13,882,861                      $23,780,828
Shares outstanding                               920,033       1,398,547     (107,880)(a)       2,210,700
Net asset value per share                         $10.76           $9.93                -          $10.76

(a)  Adjustment to reflect the issuance of Intermediate-Term Treasury Investor and Advisor shares in exchange for shares of the Short-Term Treasury
     Investor and Advisor Classes in connection with the proposed organization.

Intermediate-Term Treasury
Short-Term Treasury
Pro Forma Combining Statement of Operations

YEAR ENDED MARCH 31, 2001 (UNAUDITED)
                                                                                              Pro Forma
                                         Intermediate-Term   Short-Term                       Combining
                                              Treasury        Treasury       Adjustments       (Note 1)
                                         ----------------- -------------   --------------   --------------
INVESTMENT INCOME
Income:
Interest                                     $20,476,678      $3,787,758                      $24,264,436
                                           --------------   -------------   --------------  --------------

Expenses:
Management fees                                1,741,527         303,461                        2,044,988
Distribution fees - Advisor Class                 25,295           5,645                           30,940
Service fees - Advisor Class                      25,295           5,645                           30,940
Trustees' fees and expenses                       10,712           1,871                           12,583
                                           --------------   -------------   --------------  --------------
                                               1,802,829         316,622                -       2,119,451
                                           --------------   -------------   --------------  --------------

Net investment income                         18,673,849       3,471,136                -      22,144,985
                                           --------------   -------------   --------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on
investment transactions                         (346,701)        414,923                           68,222
Change in net unrealized
appreciation on investments                   24,909,721       1,414,146                       26,323,867
                                           --------------   -------------   --------------  --------------

Net realized and unrealized
gain on investments                           24,563,020       1,829,069                -      26,392,089
                                           --------------   -------------   --------------  --------------

Net Increase in Net Assets
Resulting from Operations                    $43,236,869      $5,300,205                -     $48,537,074
                                           ==============   =============   ==============  ==============

Notes to Pro Forma Financial Statements (unaudited)

1. Basis of Combination-The unaudited Pro Forma Combining Schedule of
   Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro
   Forma Combining Statement of Operations reflect the accounts of the
   Short-Term Treasury and Intermediate-Term Treasury at and for the year ended
   March 31, 2001.

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, Short-Term Treasury, in exchange for shares of the surviving fund, for purposes of maintaining the financial statements and performance, Intermediate-Term Treasury.  Effective
   August 1, 2001, the Intermediate-Term Treasury Fund's name will be changed to the Treasury Fund.

   In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated.  The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.  Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method).

   The Pro Forma Combining Schedule of Investments, Statement of Assets and
   Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2. Portfolio Valuation- Securities are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices.  When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. Capital Shares-The pro forma net asset value per share assumes the issuance of shares of the surviving financial fund that would have been issued at
   March 31, 2001, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving financial fund, as of March 31, 2001, divided by the net asset value per share of the shares of the surviving financial fund as of
   March 31, 2001.  The pro forma total number of shares outstanding for the combined fund consists of the following at March 31, 2001:

                                                                                   Additional Shares
     Combined                               Total Outstanding    Shares of         Assumed Issued
     Fund                                   Shares               Surviving Fund    in Reorganization
    ---------------------------------------------------------------------------------------------------
     Intermediate-Term Treasury Fund
         Investor                           42,414,465           36,372,557        6,041,908
         Advisor                            2,210,700            920,033           1,290,667
         Total Fund                         44,625,165           37,292,590        7,332,575

 4. Investments-At March 31, 2001, the funds had the following net capital loss carryforwards available to offset future capital gains.  To the extent that those carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

    Fund                                Net Capital Loss Carryforward
    ----------------------------------------------------------------------------------------
    Intermediate-Term Treasury Fund     $14,992,584
    Short-Term Treasury Fund            $   606,361

    For the five month period ended March 31, 2001, Short-Term Treasury incurred net capital losses of $6,980. Short-Term Treasury has elected to treat such losses as having been incurred in the following fiscal year.

PART C    OTHER INFORMATION

Item 15   Indemnification.

As stated in Article VII, Section 3 of the Amended and Restated Agreement and
Declaration of Trust, incorporated herein by reference to Exhibit (a) to the
Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
Statement on Form N-1A of American Century Municipal Trust filed March 26, 1998.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16   Exhibits (all  exhibits  not  filed  herewith  are being  incorporated herein by reference).

     (1)  (a) Amended and Restated Agreement and Declaration of Trust, dated
          March 9, 1998 and amended March 1, 1999 (filed electronically as
          Exhibit a to Post-Effective Amendment No. 37 to the Registration
          Statement of the Registrant on May 7, 1999, File No. 2-99222).

          (b) Amendment No. 1 to the Amended and Restated Agreement and
          Declaration of Trust (filed electronically as Exhibit a2 to
          Post-Effective Amendment No. 42 to the Registration Statement of the
          Registrant on April 19, 2001, File No. 2-99222).

          (c) Amendment No. 2 to the Amended and Restated Agreement dated August
          1, 2001 (filed electronically as Exhibit a3 to Post-Effective
          Amendment No. 44 to the Registration Statement of the Registrant, on
          July 31, 2001, File No. 2-99222).

     (2)  Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

     (3)  Not applicable.

     (4)  Agreement and Plan of Reorganization is filed herein.

     (5)  Not applicable.

     (6)  (a) Management Agreement (Investor Class) between American Century
          Government Income Trust and American Century Investment Management,
          Inc., dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of the
          Registrant on July 31, 1997, File No. 2-99222).

          (b) Amendment to the Management Agreement (Investor Class) between
          American Century Government Income Trust and American Century
          Investment Management, Inc., dated March 31, 1998 (filed
          electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the
          Registration Statement of American Century Municipal Trust on March
          26, 1998, File No. 2-91229).

          (c) Amendment to the Management Agreement (Investor Class) between
          American Century Government Income Trust and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No 39 to the Registration
          Statement of the Registrant on July 28, 1999, File No. 2-99222).

          (d) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 30 to the
          Registration Statement of American Century California Tax-Free and
          Municipal Funds on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc., dated August 1, 2001 (filed
          electronically as Exhibit d5 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, on July 31, 2001, File No.
          2-99222).

          (f) Management Agreement (Advisor Class) between American Century
          Government Income Trust and American Century Investment Management,
          Inc., dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 9 to the
          Registration Statement of American Century Investment Trust on June
          30, 1999, File No. 33-65170).

          (g) Amendment No. 1 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 36 to the
          Registration Statement of American Century Target Maturities Trust on
          April 18, 2001, File No. 2-94608).

          (h) Amendment No. 2 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust and American Century
          Investment Management, Inc. dated August 1, 2001 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 44 to the Registration
          Statement of the Registrant, on July 31, 2001, File No. 2-99222).

          (i) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (j) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of the Registrant, on July 31, 2001,
          File No. 2-99222).

     (7)  (a) Distribution Agreement between American Century Government Income
          Trust and American Century Investment Services, Inc., dated March 13,
          2000 (filed electronically as Exhibit e7 to Post-Effective Amendment
          No. 17 to the Registration Statement of American Century World Mutual
          Funds, Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated November 20, 2000 (filed electronically as
          Exhibit e10 to Post-Effective Amendment No. 29 to the Registration
          Statement of American Century Variable Portfolios, Inc. on December 1,
          2000, File No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated March 1, 2001 (filed electronically as Exhibit
          e4 to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc., dated April 30, 2001 (filed electronically as Exhibit
          e5 to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc. (filed as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration Statement of American Century Capital Portfolios,
          Inc., on July 30, 2001, File No. 33-64872).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Government Income Trust and American Century Investment
          Services, Inc. (filed as Exhibit e7 to Post-Effective Amendment No. 21 to the Registration Statement of American Century Capital Portfolios,
          Inc., on July 30, 2001, File No. 33-64872).

     (8)  Not applicable.

     (9)  (a) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of the Registrant on February 7, 1997, File No. 2-99222).

          (c) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc. on January 9, 2001, File No. 333-46922).

     (10) (a) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Fund, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class), dated August 1, 1997 (filed electronically as Exhibit
          m1 of Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust on January 31, 2000, File No.
          2-94608).

          (b) Amendment to the Master Distribution and Shareholder Services Plan
          of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class), dated June 29, 1998 (filed
          electronically as Exhibit m2 to Post-Effective Amendment No. 23 to the
          Registration Statement of American Century Target Maturities Trust on
          January 31, 2000, File No. 33-19589).

          (c) Amendment No. 1 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated August 1, 2001 (filed
          electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, on July 31, 2001, File No.
          2-99222).

          (d) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Municipal Trust, American Century
          Target Maturities Trust and American Century Quantitative Equity Funds
          (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to
          Post-Effective Amendment No. 44 to the Registration Statement of the
          Registrant, on July 31, 2001, File No. 2-99222).

          (f) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Fund, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (g) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of the Registrant, on July 31, 2001, File No. 2-99222).

     (11) Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 37 to the Registration Statement of the Registrant on
          May 7, 1999, File No. 2-99222).

     (12) Opinion and Consent as to the tax matters and consequences to shareholders (filed electronically as Exhibit 12 on Form N-14 to the
          Registration Statement, on June 29, 2001, File No. 2-99222).

     (13) (a) Transfer Agency Agreement between American Century Government
          Income Trust and American Century Services Corporation, dated August
          1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment
          No. 33 to the Registration Statement of the Registrant on July 31,
          1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation, dated March 9, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation, dated November 20, 2000 (filed electronically as Exhibit
          h4 to Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation dated August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
          the Registrant, on July 31, 2001, File No. 2-99222).

          (f) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (14) (a) Consent of PricewaterhouseCoopers LLP, independent accountants is included herein.

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the
          Registration Statement of the Registrant on July 31, 1997, File No.
          2-99222).

     (15)  Not applicable.

     (16) (a) Power of Attorney, dated September 16, 2000 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 41 to the Registration
          Statement of the Registrant on February 22, 2001, File No. 2-99222).

     (17) (a) Form of proxy vote card is filed herein.

          (b) Short-Term Treasury and Treasury (Investor and Advisor)
          Prospectuses dated August 1, 2001 (filed electronically on July 31,
          2001).

          (c) Statement of Additional Information dated August 1, 2001 (filed electronically on July 31, 2001).

          (d) Short-Term Treasury and Treasury Annual Report dated March 31,
          2001 (filed electronically on May 31, 2001).

Item 17. Undertakings.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the
City of Kansas City, and State of Missouri, on the 8th day of August, 2001.

                     AMERICAN CENTURY GOVERNMENT INCOME TRUST

                     By:  /*/William M. Lyons
                         President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                   Date
---------                                 -----                   ----

*William M. Lyons                    President and            August 8, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   August 8, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             August 8, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 August 8, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 August 8, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 August 8, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 August 8, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 August 8, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).